Interim Unaudited Financial Information	3 Months Ended
Mar. 31, 2025
Quarterly Financial Information Disclosure [Abstract]
Interim Unaudited Financial Information

Note 2 - Interim Unaudited Financial Information

The accompanying unaudited financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements and therefore should be read in conjunction with the Company’s Annual Report for the year ended December 31, 2024.

IR-Med Inc.

Notes to the Interim Unaudited Condensed Consolidated Financial Statements

Note 2 - Interim Unaudited Financial Information (Cont’d)

In the opinion of management, all adjustments considered necessary for a fair statement, consisting of normal recurring adjustments, have been included. Operating results and cash flow for the three months period ended March 31, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025.

Use of Estimates:

The preparation of financial statements in conformity with U.S GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of expenses during the reporting period. Significant items subject to such estimates and assumptions including fair value of share-based compensation and legal claims. Actual results could differ from those estimates.